Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other liabilities
Payable to Business Partners for point-of-sale installment loans		¥ 4,681	¥ 31,877
Payable to asset management companies for funds received from customers		3,516	22,107
Payables to individual investors on Jimu Box and financial partners for collecting principal and interests on behalf of borrowers		9,586	15,492
Payroll payable		21,655	22,243
Payable related to professional fees		16,819	14,057
Payable related to service fees and others		8,937	3,022
Payable related to rental fees			1,400
Payables related to long-term investments	$ 5,091	35,000
Deferred revenue		54,686	1,916
Others		2,582	75
Total	$ 22,902	¥ 157,462	¥ 112,189